1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
SHAYNA GILMORE shayna.gilmore@dechert.com +1 202 261 3362 Direct +1 202 261 3091 Fax

January 15, 2021

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”)

File Nos. 033-17619 and 811-05349

Post-Effective Amendment No. 832 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 832 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 833 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of receiving the Securities and Exchange Commission’s review of disclosure related to changes to the principal investment strategies and certain principal risks of the Goldman Sachs MLP Energy Infrastructure Fund and the Goldman Sachs Energy Infrastructure Fund (formerly, the Goldman Sachs MLP & Energy Fund), which could be construed as material.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202-261-3362.

Sincerely,

/s/ Shayna Gilmore

Shayna Gilmore